Trade and other payables	12 Months Ended
Dec. 31, 2017
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Trade and other payables
19.	Trade and other payables

	December 31, 2017	December 31, 2016
Trade payables	18,999	21,335
Other payables	14,470	19,650

Total trade and other payables	33,469	40,985

Other payables include accruals for breach of contracts, payables for property, plant and equipment acquired, salaries payable, dividends payable and other.

	December 31, 2017	December 31, 2016
Other payables
Accounts payable for fixed assets	2,774	2,964
Salaries payable	1,504	1,475
Accruals for breach of contract terms	176	745
Dividends payable, common shares	152	—
Dividends payable, preferred shares	86	—
Other	9,778	14,466

Total	14,470	19,650

The balance of other payables includes payables for the acquisition of DEMP of RUB 4,010 million and RUB 8,032 million as of December 31, 2017 and 2016, respectively.